Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Line Items]
Onwards
Less: unearned interest		(4)
Total		570
Analyzed as:
Non-current		468
Current		102
Total		570
Year 1 [Member]
Schedule of Lease Liabilities [Line Items]
Maturities of lease liabilities year		102
Year 2 [Member]
Schedule of Lease Liabilities [Line Items]
Maturities of lease liabilities year		162
Year 3 [Member]
Schedule of Lease Liabilities [Line Items]
Maturities of lease liabilities year		143
Year 4 [Member]
Schedule of Lease Liabilities [Line Items]
Maturities of lease liabilities year		148
Year 5 [Member]
Schedule of Lease Liabilities [Line Items]
Maturities of lease liabilities year		$ 19